As filed with the Securities and Exchange Commission on April 11, 2013

1933 Act File No. 002-82572
1940 Act File No. 811-03690

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 41	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 41	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact Name of Registrant as Specified in Charter)

55 Broadway
New York, New York 10006
(Address of Principal Executive Offices)   (Zip Code)
Registrant’s Telephone Number, including Area Code:  (212) 858-8000

Mary Carty, Esq.
First Investors Tax Exempt Funds
55 Broadway
New York, New York 10006
(Name and Address of Agent for Service)

Copy to:
Kathy K. Ingber, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on May 1, 2013, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST INVESTORS TAX EXEMPT FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for First Investors Tax Exempt Funds is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 14, 2013, accession number 0000898432-13-000238  (“PEA No. 40”)

Statement of Additional Information for First Investors Tax Exempt Funds is incorporated herein by reference to PEA No. 40

Part C – Other Information is incorporated herein by reference to PEA No. 40

Signature Page

Explanatory Note

This Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 1, 2013, the effectiveness of the registration statement for First Investors Tax Exempt Funds, filed in Post-Effective Amendment No. 40 on February 14, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Edison, and the State of New Jersey, on the 11th day of April 2013.

FIRST INVESTORS TAX EXEMPT FUNDS

By:	/s/ Derek Burke
Derek Burke
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Derek Burke	President	April 11, 2013
Derek Burke

/s/ Joseph I. Benedek	Treasurer	April 11, 2013
Joseph I. Benedek

/s/ Susan E. Artmann	Trustee	April 11, 2013
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	April 11, 2013
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	April 11, 2013
Charles R. Barton, III*

/s/ Arthur M. Scutro, Jr.	Chairman of the Board	April 11, 2013
Arthur M. Scutro, Jr.*	and Trustee

/s/ Mark R. Ward	Trustee	April 11, 2013
Mark R. Ward*

* By:	/s/ Mary Carty
Mary Carty
(Attorney-in-Fact)